Summarized financial position and profit or loss of ANN (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2018 INR (₨)
Disclosure of joint ventures [line items]
Current assets, including cash and cash equivalents INR 1,624 (March 31, 2020: INR 270)	$ 55,984		₨ 6,102,916		₨ 4,094,663
Non-current assets	22,596		2,655,274		1,652,628
Current liabilities	(47,445)		(6,407,302)		(3,470,112)
Non-current liabilities	(15,232)		(839,914)		(1,114,104)
Equity	(15,903)		(1,510,974)	₨ (2,379,170)	(1,163,075)	₨ 225,279
Finance cost	(1,603)	₨ (117,252)	(193,287)	(263,290)
Loss before taxes	(15,461)	(1,130,782)	(770,390)	(1,145,758)
Income tax expense	(876)	(64,096)	(69,805)	(47,837)
Loss for the year	(16,337)	(1,194,878)	(840,195)	(1,193,595)
Group’s share of loss for the year	$ (54)	(3,962)	(10,784)	(12,772)
Adventure and Nature Network Private Limited [member]
Disclosure of joint ventures [line items]
Current assets, including cash and cash equivalents INR 1,624 (March 31, 2020: INR 270)			2,615		4,015
Non-current assets			72		7,740
Current liabilities			(77,863)		(86,431)
Non-current liabilities			(134)		(8,560)
Equity			(75,310)		(83,236)
Group’s carrying amount of the investment			(37,655)		(41,618)
Transferred to other liabilities (refer to Note 38)			37,655		41,618
Net carrying amount of investment
Revenue		13,649	8,688	14,110
Administrative expenses, including depreciation INR 1,663 (March 31, 2020: INR 96 and March 31, 2019: INR 146)		(12,245)	(25,322)	(37,817)
Finance cost		(9,328)	(4,934)	(1,836)
Loss before taxes		(7,924)	(21,568)	(25,543)
Income tax expense
Loss for the year		(7,924)	(21,568)	(25,543)
Group’s share of loss for the year		₨ (3,962)	₨ (10,784)	₨ (12,772)